Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories	Inventories consisted of the following:

	December 31,
	2011	2012
Raw materials	$40,742	$46,589
Work-in-progress	30,478	31,896
Finished goods	23,470	31,614

Total inventories	$94,690	$110,099